Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock Series B convertible preferred stock	Preferred Stock Series C convertible preferred stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Restricted stock units	Total
Balance at Dec. 31, 2019		$ 1		$ 517,311	$ (493,197)	$ (8)		$ 24,107
Balance (in shares) at Dec. 31, 2019	3	95,388	4,620
Changes in Stockholders' (Deficit) Equity
Net loss					(21,630)			(21,630)
Other comprehensive income, net of tax						(113)		(113)
Stock compensation				1,323				1,323
Issuance of warrants				9,917				9,917
Institutional exercise of warrants				679				679
Institutional exercise of warrants (in shares)			63,877
Restricted shares issued for consulting services				205				205
Restricted shares issued for consulting services (Shares)			564
Balance at Dec. 31, 2020		$ 1		529,435	(514,827)	(121)		14,488
Balance (in shares) at Dec. 31, 2020	3	95,388	69,726
Changes in Stockholders' (Deficit) Equity
Net loss					(26,475)			(26,475)
Other comprehensive income, net of tax						14		14
Issuance of common stock pursuant to reverse acquisition		$ (1)		30,562				30,561
Issuance of common stock pursuant to reverse acquisition (in shares)	(3)		66,801
Stock compensation				10,457				10,457
Stock options exercised				416				416
Stock options exercised (in shares)			3,654
Issuance of stock from RSUs (shares)			35,115				35,115
Issuance of warrants				4,508				4,508
Institutional exercise of warrants				44,645				44,645
Institutional exercise of warrants (in shares)			177,725
Warrant liability reclassified to equity				476				476
Restricted shares issued for consulting services				130				130
Restricted shares issued for consulting services (Shares)			750
Balance at Sep. 30, 2021				620,629	(541,302)	(107)		79,220
Balance (in shares) at Sep. 30, 2021		95,388	353,772
Balance at Dec. 31, 2020		$ 1		529,435	(514,827)	(121)		14,488
Balance (in shares) at Dec. 31, 2020	3	95,388	69,726
Changes in Stockholders' (Deficit) Equity
Net loss					(61,933)			(61,933)
Other comprehensive income, net of tax						29		29
Issuance of common stock pursuant to reverse acquisition		$ (1)		30,562				30,561
Issuance of common stock pursuant to reverse acquisition (in shares)	(3)		66,801
Stock compensation				12,752				12,752
Stock options exercised				416				416
Stock options exercised (in shares)			3,654
Issuance of warrants				4,508				4,508
Institutional exercise of warrants				44,645				44,645
Institutional exercise of warrants (in shares)			177,724
Warrant liability reclassified to equity				476				476
Restricted shares issued for consulting services				130				130
Restricted shares issued for consulting services (Shares)			750
Balance at Dec. 31, 2021				622,924	(576,760)	(92)		46,072
Balance (in shares) at Dec. 31, 2021		95,388	356,641
Balance at Jun. 30, 2021				564,126	(523,603)	(109)		40,414
Balance (in shares) at Jun. 30, 2021		95,388	163,375
Changes in Stockholders' (Deficit) Equity
Net loss					(17,699)			(17,699)
Other comprehensive income, net of tax						2		2
Stock compensation				10,720				10,720
Stock options exercised				201				201
Stock options exercised (in shares)			1,817
Issuance of stock from RSUs (shares)			35,115				35,115
Issuance of warrants				1,535				1,535
Institutional exercise of warrants				43,441				43,441
Institutional exercise of warrants (in shares)			152,715
Warrant liability reclassified to equity				476				476
Restricted shares issued for consulting services				130				130
Restricted shares issued for consulting services (Shares)			750
Balance at Sep. 30, 2021				620,629	(541,302)	(107)		79,220
Balance (in shares) at Sep. 30, 2021		95,388	353,772
Balance at Dec. 31, 2021				622,924	(576,760)	(92)		46,072
Balance (in shares) at Dec. 31, 2021		95,388	356,641
Changes in Stockholders' (Deficit) Equity
Net loss					(29,602)			(29,602)
Other comprehensive income, net of tax						24		24
Stock compensation				1,957				1,957
Issuance of stock from RSUs (shares)			20,505				20,505
Exercise of warrants				2,492				2,492
Exercise of warrants (in shares)			74,773
Balance at Sep. 30, 2022				627,373	(606,362)	(68)		20,943
Balance (in shares) at Sep. 30, 2022		95,388	451,919
Balance at Jun. 30, 2022				626,985	(594,551)	(72)		32,362
Balance (in shares) at Jun. 30, 2022		95,388	392,598
Changes in Stockholders' (Deficit) Equity
Net loss					(11,811)			(11,811)
Other comprehensive income, net of tax						4		4
Stock compensation				388				388
Issuance of stock from RSUs (shares)			2,321				2,321
Exercise of warrants (in shares)			57,000
Balance at Sep. 30, 2022				$ 627,373	$ (606,362)	$ (68)		$ 20,943
Balance (in shares) at Sep. 30, 2022		95,388	451,919